Offerings - Offering: 1	May 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	965,000
Proposed Maximum Offering Price per Unit | $ / shares	80.67
Maximum Aggregate Offering Price	$ 77,846,550
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,918.31
Offering Note

(1)
Represents common stock, no par value (“Common Stock”), of Materion Corporation issuable pursuant to the Materion Corporation 2025 Equity and Incentive Compensation Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement also covers, in addition to the number shown in the table above, an indeterminate number of such additional shares of Common Stock as may be issued or become issuable pursuant to the anti-dilution provisions of the Plan.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported by the New York Stock Exchange on May 5, 2025, which date is within five business days prior to the filing of this Registration Statement.